Property and Equipment, Net (Details) - Schedule of Property and equipment, net - USD ($)	Dec. 31, 2020	Dec. 31, 2019
Schedule of Property and equipment, net [Abstract]
Building	$ 1,828,092
Office equipment	449,246	392,010
Vehicle	34,351	32,233
Less: accumulated depreciation	(313,928)	(119,976)
Property plant and equipment gross	1,997,761	304,267
Construction in progress		1,585,706
Property and equipment, net	$ 1,997,761	$ 1,889,973